Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2019		2018
	Shares		Shares
Shareholders’ capital	(‘000s)	Amount ($M)	(‘000s)	Amount ($M)
Balance at January 1	152,704	4,008,828	122,119	2,650,706
Shares issued for acquisition	—	—	27,883	1,234,676
Shares issued for the Dividend Reinvestment Plan	1,417	34,937	1,179	49,051
Vesting of equity based awards	1,359	51,108	1,025	54,057
Shares issued for equity based compensation	552	15,868	314	12,565
Share-settled dividends on vested equity based awards	258	8,290	184	7,773
Balance at December 31	156,290	4,119,031	152,704	4,008,828